Segment information (Tables)	12 Months Ended
Mar. 31, 2018
Segment information
Summary of information about reportable segments

	Air Ticketing			Hotels and Packages			Others			Total
	March 31,			March 31,			March 31,			March 31,
Particulars	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018
Revenue	2,876,688	3,656,976	5,012,931	5,225,136	5,326,414	6,628,236	243,410	373,423	607,346	8,345,234	9,356,813	12,248,513
Service cost	—	—	—	(4,164,352)	(4,179,486)	(4,930,757)	—	—	—	(4,164,352)	(4,179,486)	(4,930,757)

Segment results	2,876,688	3,656,976	5,012,931	1,060,784	1,146,928	1,697,479	243,410	373,423	607,346	4,180,882	5,177,327	7,317,756
Other income										26,662	25,282	90,001
Unallocated expenses										(5,178,758)	(6,790,437)	(10,342,290)

Operating loss (before depreciation and amortization)										(971,214)	(1,587,828)	(2,934,533)
Finance cost										(111,973)	(149,863)	(153,056)
Depreciation and amortization										(233,703)	(275,587)	(425,600)
Finance income										95,072	139,158	91,912
Share of loss of joint venture										(11,802)	(9,441)	(10,559)
Change in fair value of warrants										(3,167)	230,111	(563,253)
Listing and related expenses (refer note 44)										—	(4,242,526)	—

Loss before taxes										(1,236,787)	(5,895,976)	(3,995,089)
Tax expense										(6,515)	(40,987)	(56,887)

Loss for the year										(1,243,302)	(5,936,963)	(4,051,976)

Summary of non-current assets by physical location

	Non-current Assets*
	March 31, 2017	March 31, 2018
India	1,734,022	2,454,884
Others	16,728	12,073

Total	1,750,750	2,466,957

*          Non-current assets presented above represent property, plant and equipment and intangible assets and goodwill.